UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811- 4098

Name of Registrant: Vanguard Chester Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: June 30, 2011

Item 1: Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments
As of June 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (98.0%)
Consumer Discretionary (10.6%)
*	DIRECTV Class A	17,230,962	875,678
*	Amazon.com Inc.	2,371,100	484,866
1	Whirlpool Corp.	5,900,000	479,788
	Sony Corp. ADR	9,750,000	257,303
	Walt Disney Co.	5,660,000	220,966
*	Bed Bath & Beyond Inc.	3,575,975	208,730
	TJX Cos. Inc.	3,475,000	182,542
	Kohl's Corp.	3,127,700	156,416
	Target Corp.	3,019,000	141,621
	Mattel Inc.	4,247,800	116,772
	Limited Brands Inc.	2,252,493	86,608
	Carnival Corp.	1,415,000	53,246
	Lowe's Cos. Inc.	1,000,000	23,310
*,^ Eastman Kodak Co.		6,000,000	21,480
			3,309,326
Consumer Staples (1.0%)
	Costco Wholesale Corp.	2,850,000	231,534
	Procter & Gamble Co.	510,000	32,421
	Kellogg Co.	448,000	24,783
	PepsiCo Inc.	164,000	11,550
	CVS Caremark Corp.	250,000	9,395
			309,683
Energy (7.8%)
	Noble Energy Inc.	6,300,000	564,669
	EOG Resources Inc.	3,816,000	398,963
	Schlumberger Ltd.	4,127,000	356,573
	Peabody Energy Corp.	4,996,400	294,338
	Hess Corp.	3,775,000	282,219
	Petroleo Brasileiro SA ADR Type A	6,973,800	213,956
	Cenovus Energy Inc.	2,194,476	82,644
	National Oilwell Varco Inc.	1,038,000	81,182
	Encana Corp.	2,220,000	68,354
*	Southwestern Energy Co.	808,400	34,664
	Petroleo Brasileiro SA ADR	697,830	23,628
	Transocean Ltd.	250,000	16,140
	Noble Corp.	200,000	7,882
			2,425,212
Financials (4.2%)
	Marsh & McLennan Cos. Inc.	18,000,000	561,420
*	Berkshire Hathaway Inc. Class B	2,500,000	193,475
	Chubb Corp.	2,550,000	159,656
	Discover Financial Services	5,673,400	151,763
	Charles Schwab Corp.	8,720,200	143,447
	Bank of New York Mellon Corp.	1,900,000	48,678
	Progressive Corp.	1,500,000	32,070
	Wells Fargo & Co.	600,000	16,836

	Weyerhaeuser Co.	400,000	8,744
			1,316,089
Health Care (22.6%)
*,1 Biogen Idec Inc.		12,527,944	1,339,488
*	Amgen Inc.	22,214,000	1,296,187
	Eli Lilly & Co.	26,408,000	991,092
	Novartis AG ADR	15,673,465	957,805
	Roche Holding AG	5,601,400	937,791
	Medtronic Inc.	21,831,652	841,174
*	Boston Scientific Corp.	31,731,760	219,266
*	Life Technologies Corp.	3,310,500	172,378
	GlaxoSmithKline plc ADR	3,810,000	163,449
	Johnson & Johnson	2,000,000	133,040
	Abbott Laboratories	186,009	9,788
	Sanofi ADR	165,000	6,628
			7,068,086
Industrials (15.4%)
	FedEx Corp.	12,292,470	1,165,941
	CH Robinson Worldwide Inc.	8,201,000	646,567
	Honeywell International Inc.	8,400,000	500,556
	Southwest Airlines Co.	34,521,300	394,233
	Caterpillar Inc.	3,520,400	374,782
	United Parcel Service Inc. Class B	3,527,500	257,261
	Union Pacific Corp.	2,434,700	254,183
	Boeing Co.	3,140,000	232,140
	Deere & Co.	2,438,700	201,071
*,1 Alaska Air Group Inc.		2,400,000	164,304
^	Canadian Pacific Railway Ltd.	2,041,800	127,245
	European Aeronautic Defence and Space Co. NV	3,600,000	120,484
	Donaldson Co. Inc.	1,600,000	97,088
	Expeditors International of Washington Inc.	1,640,000	83,952
*	AMR Corp.	15,504,550	83,724
	PACCAR Inc.	750,000	38,317
	Granite Construction Inc.	1,440,000	35,323
	Pall Corp.	205,000	11,527
	Norfolk Southern Corp.	53,100	3,979
	Rockwell Automation Inc.	25,000	2,169
			4,794,846
Information Technology (29.5%)
	Texas Instruments Inc.	33,216,900	1,090,511
	Oracle Corp.	32,927,700	1,083,651
*	Google Inc. Class A	1,770,160	896,374
*	Intuit Inc.	15,000,000	777,900
*	Adobe Systems Inc.	24,221,000	761,750
	Microsoft Corp.	28,690,000	745,940
	Qualcomm Inc.	9,105,300	517,090
	Telefonaktiebolaget LM Ericsson ADR	26,014,000	374,081
*	EMC Corp.	11,272,800	310,566
	Hewlett-Packard Co.	7,950,000	289,380
	Intel Corp.	12,400,000	274,784
	Corning Inc.	14,885,900	270,179
*	NVIDIA Corp.	15,500,000	246,992
*	Symantec Corp.	12,009,200	236,821
*	Research In Motion Ltd.	7,491,100	216,118
	Accenture plc Class A	3,379,800	204,208
*	Micron Technology Inc.	20,000,000	149,600
1	Plantronics Inc.	3,701,500	135,216

Applied Materials Inc.		10,081,200	131,156
KLA-Tencor Corp.		3,000,000	121,440
* Motorola Solutions Inc.		1,838,571	84,648
ASML Holding NV ADR		1,278,056	47,237
Activision Blizzard Inc.		4,000,000	46,720
* eBay Inc.		1,300,000	41,951
* Motorola Mobility Holdings Inc.		1,608,750	35,457
* Rambus Inc.		2,000,000	29,360
Cisco Systems Inc.		1,750,000	27,317
* Entegris Inc.		2,583,472	26,145
* Apple Inc.		45,000	15,105
Altera Corp.		300,000	13,905
* Dell Inc.		750,000	12,502
Visa Inc. Class A		134,570	11,339
Mastercard Inc. Class A		4,900	1,477
			9,226,920
Materials (6.4%)
Potash Corp. of Saskatchewan Inc.		18,700,000	1,065,713
Monsanto Co.		9,207,060	667,880
Domtar Corp.		1,023,560	96,952
Freeport-McMoRan Copper & Gold Inc.		1,200,000	63,480
Praxair Inc.		550,000	59,614
Vulcan Materials Co.		1,460,000	56,254
			2,009,893
Telecommunication Services (0.2%)
* Sprint Nextel Corp.		10,530,000	56,757

Utilities (0.3%)
* AES Corp.		4,983,000	63,483
Public Service Enterprise Group Inc.		851,000	27,777
NextEra Energy Inc.		179,440	10,311
			101,571
Total Common Stocks (Cost $19,769,552)			30,618,383
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
[2,3] Vanguard Market Liquidity Fund
(Cost $605,497)	0.140%	605,496,735	605,497

Total Investments (100.0%) (Cost $20,375,049)			31,223,880
Other Assets and Liabilities-Net (0.0%)[2]			9,507
Net Assets (100%)			31,233,387

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,662,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Includes $6,295,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

PRIMECAP Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,560,108	1,058,275	—
Temporary Cash Investments	605,497	—	—
Total	30,165,605	1,058,275	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

PRIMECAP Fund

			Current Period Transactions
	September 30,		Proceeds		June. 30,
	2010		from		2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Alaska Air Group Inc.	122,982	—	604	—	164,304
Biogen Idec Inc.	704,329	—	2,456	—	1,339,488
Intuit Inc.	750,965	—	114,165	—	NA1
Plantronics Inc.	125,037	—	—	555	135,216
Whirlpool Corp.	477,664	—	—	8,024	479,788
	2,180,977			8,579	2,118,796
1 Not applicable — At June 30, 2011, the security was still held, but the issuer was no longer an affiliated company of the fund.

E. At June 30, 2011, the cost of investment securities for tax purposes was $20,375,049,000. Net unrealized appreciation of investment securities for tax purposes was $10,848,831,000, consisting of unrealized gains of $12,897,355,000 on securities that had risen in value since their purchase and $2,048,524,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement Income Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (21.4%)
Vanguard Total Stock Market Index Fund Investor Shares	29,812,419	992,455

International Stock Fund (9.2%)
Vanguard Total International Stock Index Fund Investor Shares	26,223,517	428,492

Bond Funds (64.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	195,280,473	2,069,973
Vanguard Inflation-Protected Securities Fund Investor Shares	68,580,070	920,345
		2,990,318
Money Market Funds (5.0%)
Vanguard Prime Money Market Fund Investor Shares		231,640
1 Vanguard Market Liquidity Fund, 0.140%	1,970,000	1,970
		233,610
Total Investment Companies (Cost $4,315,259)		4,644,875
Other Assets and Liabilities-Net (0.0%)		(1,328)
Net Assets (100%)		4,643,547

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2011, the cost of investment securities for tax purposes was $4,315,259,000. Net unrealized appreciation of investment securities for tax purposes was $329,616,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2005 Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (23.5%)
Vanguard Total Stock Market Index Fund Investor Shares	15,922,746	530,068

International Stock Fund (10.1%)
Vanguard Total International Stock Index Fund Investor Shares	13,950,926	227,958

Bond Funds (62.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	92,805,491	983,738
Vanguard Inflation-Protected Securities Fund Investor Shares	30,978,866	415,737
		1,399,475
Money Market Fund (4.3%)
Vanguard Prime Money Market Fund Investor Shares		96,345

Total Investments (100.0%) (Cost $2,053,834)		2,253,846
Other Assets and Liabilities-Net (0.0%)		898
Net Assets (100%)		2,254,744
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

Target Retirement 2005 Fund

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2011, the cost of investment securities for tax purposes was $2,053,834,000. Net unrealized appreciation of investment securities for tax purposes was $200,012,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2010 Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (33.5%)
Vanguard Total Stock Market Index Fund Investor Shares	50,857,562	1,693,048

International Stock Fund (14.3%)
Vanguard Total International Stock Index Fund Investor Shares	44,387,579	725,293

Bond Funds (51.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	191,035,728	2,024,979
Vanguard Inflation-Protected Securities Fund Investor Shares	43,299,622	581,081
		2,606,060
Money Market Funds (0.7%)
Vanguard Prime Money Market Fund Investor Shares		36,133
Total Investment Companies (Cost $4,708,368)		5,060,534
Other Assets and Liabilities-Net (0.0%)		151
Net Assets (100%)		5,060,685
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2011, the cost of investment securities for tax purposes was $4,708,368,000. Net unrealized appreciation of investment securities for tax purposes was $352,166,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2015 Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (41.2%)
Vanguard Total Stock Market Index Fund Investor Shares	181,670,243	6,047,802

International Stock Fund (17.7%)
Vanguard Total International Stock Index Fund Investor Shares	158,854,531	2,595,683

Bond Funds (41.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	542,245,038	5,747,798
Vanguard Inflation-Protected Securities Fund Investor Shares	21,684,446	291,005
		6,038,803
Total Investment Companies (Cost $13,318,118)		14,682,288
Other Assets and Liabilities-Net (0.0%)		3,982
Net Assets (100%)		14,686,270
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2011, the cost of investment securities for tax purposes was $13,318,118,000. Net unrealized appreciation of investment securities for tax purposes was $1,364,170,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Target Retirement 2015 Fund

Vanguard Target Retirement 2020 Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (46.7%)
Vanguard Total Stock Market Index Fund Investor Shares	169,106,677	5,629,561

International Stock Fund (20.0%)
Vanguard Total International Stock Index Fund Investor Shares	147,738,465	2,414,047

Bond Fund (33.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	377,844,438	4,005,151

Total Investment Companies (Cost $10,965,534)		12,048,759
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.140% (Cost $559)	559,201	559

Total Investments (100.0%) (Cost $10,966,093)		12,049,318
Other Assets and Liabilities-Net (0.0%)		3,490
Net Assets (100%)		12,052,808
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2011, the cost of investment securities for tax purposes was $10,966,093,000. Net unrealized appreciation of investment securities for tax purposes was $1,083,225,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2025 Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (51.8%)
Vanguard Total Stock Market Index Fund Investor Shares	261,542,313	8,706,743

International Stock Fund (22.5%)
Vanguard Total International Stock Index Fund Investor Shares	230,682,599	3,769,354

Bond Fund (25.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	407,757,322	4,322,228

Total Investment Companies (Cost $15,016,385)		16,798,325
Other Assets and Liabilities-Net (0.0%)		7,400
Net Assets (100%)		16,805,725
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2011, the cost of investment securities for tax purposes was $15,016,385,000. Net unrealized appreciation of investment securities for tax purposes was $1,781,940,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2030 Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (57.0%)
Vanguard Total Stock Market Index Fund Investor Shares	157,038,736	5,227,820

International Stock Fund (24.5%)
Vanguard Total International Stock Index Fund Investor Shares	137,392,770	2,244,998

Bond Fund (18.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	160,023,503	1,696,249

Total Investment Companies (Cost $8,167,524)		9,169,067
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.140% (Cost $1,494)	1,494,478	1,494

Total Investments (100.0%) (Cost $8,169,018)		9,170,561
Other Assets and Liabilities-Net (0.0%)		3,455
Net Assets (100%)		9,174,016
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2011, the cost of investment securities for tax purposes was $8,169,018,000. Net unrealized appreciation of investment securities for tax purposes was $1,001,543,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2035 Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (62.1%)
Vanguard Total Stock Market Index Fund Investor Shares	218,218,088	7,264,480

International Stock Fund (26.8%)
Vanguard Total International Stock Index Fund Investor Shares	192,061,633	3,138,287

Bond Fund (11.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	122,901,410	1,302,755

Total Investment Companies (Cost $10,300,015)		11,705,522
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.140% (Cost $469)	469,000	469

Total Investments (100.0%) (Cost $10,300,484)		11,705,991
Other Assets and Liabilities-Net (0.0%)		5,314
Net Assets (100%)		11,711,305

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2011, the cost of investment securities for tax purposes was $10,300,484,000. Net unrealized appreciation of investment securities for tax purposes was $1,405,507,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2040 Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (63.1%)
Vanguard Total Stock Market Index Fund Investor Shares	106,380,253	3,541,399

International Stock Fund (27.1%)
Vanguard Total International Stock Index Fund Investor Shares	93,062,091	1,520,634

Bond Fund (9.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	51,287,109	543,643

Total Investment Companies (Cost $4,909,399)		5,605,676
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.140% (Cost $1,091)	1,090,807	1,091

Total Investments (99.9%) (Cost $4,910,490)		5,606,767
Other Assets and Liabilities-Net (0.1%)		3,642
Net Assets (100%)		5,610,409

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2011, the cost of investment securities for tax purposes was $4,910,490,000. Net unrealized appreciation of investment securities for tax purposes was $696,277,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2045 Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (63.1%)
Vanguard Total Stock Market Index Fund Investor Shares	122,734,396	4,085,828

International Stock Fund (27.1%)
Vanguard Total International Stock Index Fund Investor Shares	107,396,301	1,754,856

Bond Fund (9.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	58,928,316	624,640

Total Investments (99.9%) (Cost $5,671,883)		6,465,324
Other Assets and Liabilities-Net (0.1%)		6,226
Net Assets (100%)		6,471,550
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2011, the cost of investment securities for tax purposes was $5,671,883,000. Net unrealized appreciation of investment securities for tax purposes was $793,441,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2050 Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (62.9%)
Vanguard Total Stock Market Index Fund Investor Shares	44,360,030	1,476,745

International Stock Fund (27.2%)
Vanguard Total International Stock Index Fund Investor Shares	38,990,805	637,110

Bond Fund (9.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	21,999,338	233,193

Total Investment Companies (Cost $2,049,206)		2,347,048
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.140% (Cost $455)	455,189	455

Total Investments (100.0%) (Cost $2,049,661)		2,347,503
Other Assets and Liabilities-Net (0.0%)		127
Net Assets (100%)		2,347,630

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2011, the cost of investment securities for tax purposes was $2,049,661,000. Net unrealized appreciation of investment securities for tax purposes was $297,842,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2055 Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (63.0%)
Vanguard Total Stock Market Index Fund Investor Shares	1,957,396	65,162

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	1,706,979	27,892

Bond Fund (10.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	975,438	10,339

Total Investment Companies (Cost $100,828)		103,393
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
1 Vanguard Market Liquidity Fund, 0.140% (Cost $448)	448,113	448

Total Investments (100.4%) (Cost $101,276)		103,841
Other Assets and Liabilities-Net (-0.4%)		(463)
Net Assets (100%)		103,378

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Target Retirement 2055 Fund

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2011, the cost of investment securities for tax purposes was $101,276,000. Net unrealized appreciation of investment securities for tax purposes was $2,565,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

VANGUARD CHESTER FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.